[GRAPHIC]

                                                Semiannual Report April 30, 2000



Oppenheimer
Disciplined Value Fund

                                                  [LOGO OF OPPENHEIMERFUNDS]
                                                  The Right Way to Invest

--------------------------------------------------------------------------------

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


   CONTENTS

 1 President's Letter

 3 An Interview with Your Fund's Managers

 9 Financial Statements

30 Officers and Directors


Despite a difficult environment for value investing, the Fund benefited from investments in technology, energy and utility companies. The Fund's performance was hurt by concerns regarding rising interest rates, which favored the stocks of well-known, high-growth companies rather than the Fund's value-oriented investments.

Our enhanced stock selection process led us to trim investments in poor-performing sectors, including consumer cyclicals and financial sector stocks.


Cumulative Total Returns*

For the 6-Month Period Ended 4/30/00

Class A
Without                    With
Sales Chg.                 Sales Chg.
-------------------------------------
1.28%                      -4.55%

Class B
Without                    With
Sales Chg.                 Sales Chg.
-------------------------------------
0.93%                      -3.38%

Class C
Without                    With
Sales Chg.                 Sales Chg.
-------------------------------------
0.95%                      0.09%

Class Y
Without                    With
Sales Chg.                 Sales Chg.
-------------------------------------
1.41%                      1.41%





*See Notes on page 7 for further details.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder,


[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Disciplined Value Fund


For many years,we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experiencing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this newfound wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.







1 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

     Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 19, 2000




2 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]
Portfolio Management
Team (l to r)
Kenneth White
Peter Antos
Michael Strathearn


How did the Fund perform during the six-month period that ended April 30, 2000?

A. During most of the reporting period, the market continued to favor large growth stocks over the undervalued companies in which the Fund invests. While we are disappointed with the Fund's return over the period, we expect undervalued stocks with prospects for growth to reward investors.

Why has this been such a difficult period for value investing?

Historically, value stocks have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.

     Throughout the recent six-month period, actual U.S. economic growth remained robust. However the unusually rapid pace of U.S.economic growth raised concerns that inflation might appear. In an effort to prevent the economy from overheating, the Federal Reserve Board (the Fed) raised interest rates, and declared that they intended to continue raising them until the pace of consumer spending and economic growth slowed. The Fed's actions and statements heightened uncertainties regarding the sustainability of U.S. economic growth, and value-oriented stocks suffered as a result. Many of our holdings in traditional value-oriented sectors were hard hit despite good earnings and strong business conditions.



3 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

"We added substantially to our value-oriented technology holdings to take advantage of strength among the computer and telecommunications industries."

How did you manage the Fund in light of these conditions?

We sought to position the Fund to perform as strongly as possible during a difficult time for value investing. During the period, we added substantially to our value-oriented technology holdings to take advantage of strength among the computer and telecommunications industries. The percentage of the Fund's assets allocated to technology rose from approximately 10% at the beginning of the period to approximately 20% near the end of the period.1 Most of the Fund's best performing stocks were concentrated in this sector, including Teradyne, Inc., a semiconductor test equipment manufacturer; and Apple Computer, Inc., maker of the popular iMac computers.2

     Among other key sectors, we scored successes with several of our energy and utility holdings. Energy stocks benefited from a rebound in energy prices. We participated in the sector's rise with investments in drilling rig owners and natural gas producers. Our holdings of electric and telecommunications companies also generally performed well, especially stocks of companies participating in the rapid build-out of cellular and fiber optic communications networks.

Did you make any other significant portfolio management moves for the Fund?

We implemented a sophisticated new ranking system a few months before the period began. This system is designed to help us better evaluate the broad universe of value-oriented stocks by analyzing a broad range of quality, price and earnings-related factors. Assisted by the results of this ranking system, we trimmed the Fund's holdings in consumer cyclicals and financial sector stocks. Both of these sectors tend to underperform in times of rising interest rates, such as prevailed during the period.






1. Portfolio allocations are subject to change.

2. See Statement of Investments for a complete list of investments as of April 30,2000.

4 OPPENHEIMER DISCIPLINED VALUE FUND

Average Annual
Total Returns

For the Periods Ended 3/31/00 3

Class A
1-Year   5-Year   10-Year
---------------------------
-8.23%   12.37%   12.84%

Class B           Since
1-Year   5-Year   Inception
---------------------------
-7.46%   N/A      10.43%

Class C           Since
1-Year   5-Year   Inception
---------------------------
-4.15%   N/A      8.93%

Class Y           Since
1-Year   5-Year   Inception
---------------------------
-2.41%   N/A      9.00%

Because of ongoing market volatility, the Fund's performance since 3/31/00 has been subject to substantial short-term fluctuations and current performance may be less than the results shown.


     While these changes enhanced the Fund's performance, the negative environment for value investing still took a significant toll. Stocks in the consumer staples sector, including beverage companies and other commodity suppliers, lost value despite strong company fundamentals and good earnings performance. Solid companies in the capital goods sector faced a similarly unfavorable investment environment. Reasonably priced stocks of retailers in the consumer cyclical sector also turned in disappointing performance as investors focused on a narrow group of high growth companies in the sector.

What is your outlook for the future in light of today's market conditions?

A gap of unprecedented dimensions has opened between the prices of value-oriented stocks and growth-oriented stocks. However, the potential vulnerability of overpriced growth stocks was exposed during April 2000, when prices of some of the market's highest fliers fell significantly. We have found that buying stocks with low price-earnings ratios--a hallmark value approach--creates a portfolio that, over the long term, has the potential to outperform the overall stock market.

     We remain committed to value investing, and continually seek value companies we consider likely to surpass the market's expectations. We believe such companies are likely to add value to the Fund's portfolio over time. We further believe our disciplined strategy positions investors to benefit from such opportunities. That's why Oppenheimer Disciplined Value Fund remains part of The Right Way to Invest.





3. See Notes on page 7 for further details.

5 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Sector Allocation 4

[GRAPH]

 . Financial                      20.2%
 . Capital Goods                  18.0
 . Technology                     17.3
 . Energy                         10.9
 . Consumer Cyclicals              9.2
 . Utilities                       7.8
 . Consumer Staples                7.4
 . Communication Services          3.4
 . Basic Materials                 2.8
 . Transportation                  1.5
 . Healthcare                      1.5


Top Ten Common Stock Holdings 4
------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         3.2%
------------------------------------------------------------------------------
Citigroup, Inc.                                                           2.1
------------------------------------------------------------------------------
BellSouth Corp.                                                           2.0
------------------------------------------------------------------------------
SPX Corp.                                                                 1.9
------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                      1.8
------------------------------------------------------------------------------
Apple Computer                                                            1.8
------------------------------------------------------------------------------
Cigna Corp.                                                               1.7
------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                      1.7
------------------------------------------------------------------------------
Teradyne, Inc.                                                            1.6
------------------------------------------------------------------------------
International Business Machines Corp.                                     1.6


Top Five Common Stock Industries 4
------------------------------------------------------------------------------
Insurance                                                                10.9%
------------------------------------------------------------------------------
Manufacturing                                                            10.1
------------------------------------------------------------------------------
Electronics                                                               7.9
------------------------------------------------------------------------------
Electric Utilities                                                        6.7
------------------------------------------------------------------------------
Computer Hardware                                                         5.8





4. Portfolio is subject to change. Percentages are as of April 30, 2000, and are based on total market value of common stock.

6 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.





7 OPPENHEIMER DISCIPLINED VALUE FUND

Financials






8 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS April 30, 2000/Unaudited
--------------------------------------------------------------------------------

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Common Stocks-92.2%
--------------------------------------------------------------------------------
Basic Materials-2.7%
--------------------------------------------------------------------------------
Chemicals-1.7%
Dow Chemical Co.                                    37,600           $ 4,248,800
--------------------------------------------------------------------------------
Rohm & Haas Co.                                     61,500             2,190,937
                                                                     -----------
                                                                       6,439,737

--------------------------------------------------------------------------------
Paper-1.0%
Georgia Pacific Group/Timber Group                  36,000               834,750
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                             48,700               651,362
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                    42,900             2,292,469
                                                                     -----------
                                                                       3,778,581

--------------------------------------------------------------------------------
Capital Goods-16.5%
--------------------------------------------------------------------------------
Aerospace/Defense-3.1%
Boeing Co.1                                        101,600             4,032,250
--------------------------------------------------------------------------------
General Dynamics Corp.                              61,100             3,574,350
--------------------------------------------------------------------------------
L-3 Communications Holdings,Inc.2                   35,600             1,895,700
--------------------------------------------------------------------------------
Northrop Grumman Corp.                              37,600             2,664,900
                                                                     -----------
                                                                      12,167,200

--------------------------------------------------------------------------------
Electrical Equipment-3.7%
AVX Corp.                                           18,900             1,841,569
--------------------------------------------------------------------------------
CommScope,Inc.2                                     38,700             1,838,250
--------------------------------------------------------------------------------
Integrated Device Technology,Inc.2                  57,200             2,749,175
--------------------------------------------------------------------------------
Rockwell International Corp.                        32,600             1,283,625
--------------------------------------------------------------------------------
SPX Corp.2                                          61,500             6,757,312
                                                                     -----------
                                                                      14,469,931

--------------------------------------------------------------------------------
Industrial Services-0.4%
Valassis Communications,Inc.2                       42,500             1,447,656
--------------------------------------------------------------------------------
Manufacturing-9.3%
Avery-Dennison Corp.                                23,800             1,561,875
--------------------------------------------------------------------------------
Ball Corp.                                          32,400             1,020,600
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                             33,300             1,277,887
--------------------------------------------------------------------------------
Cooper Industries, Inc.                             58,300             2,000,419
--------------------------------------------------------------------------------
Crane Co.                                           61,100             1,642,062
--------------------------------------------------------------------------------
Deere & Co.                                         28,200             1,138,575
--------------------------------------------------------------------------------
Dover Corp.                                         99,900             5,076,169
--------------------------------------------------------------------------------
Eaton Corp.                                         23,100             1,940,400
--------------------------------------------------------------------------------
Honeywell International, Inc.                       76,800             4,300,800
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.2                   19,400             1,519,262
--------------------------------------------------------------------------------
Miller (Herman), Inc.                               52,000             1,423,500
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                74,600             6,452,900

9 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Manufacturing Continued
Parker-Hannifin Corp.                               46,200           $ 2,148,300
--------------------------------------------------------------------------------
Textron,Inc.                                        32,500             2,012,969
--------------------------------------------------------------------------------
United Technologies Corp.                           43,500             2,705,156
                                                                     -----------
                                                                      36,220,874

--------------------------------------------------------------------------------
Communication Services-3.1%
--------------------------------------------------------------------------------
Telecommunications-Long Distance-1.3%
AT&T Corp.                                         106,600             4,976,887
--------------------------------------------------------------------------------
Telephone Utilities-1.8%
BellSouth Corp.                                    145,200             7,069,425
--------------------------------------------------------------------------------
Consumer Cyclicals-8.5%
--------------------------------------------------------------------------------
Autos & Housing-2.0%
Ethan Allen Interiors,Inc.                          22,700               605,806
--------------------------------------------------------------------------------
Fortune Brands,Inc.                                 36,600               915,000
--------------------------------------------------------------------------------
Genuine Parts Co.                                  123,400             3,239,250
--------------------------------------------------------------------------------
Stanley Works (The)                                 52,600             1,551,700
--------------------------------------------------------------------------------
Vulcan Materials Co.                                36,300             1,590,394
                                                                     -----------
                                                                       7,902,150

--------------------------------------------------------------------------------
Consumer Services-0.3%
Harte-Hanks,Inc.                                    44,200             1,093,950
--------------------------------------------------------------------------------
Leisure & Entertainment-0.4%
MGM Grand,Inc.                                      51,500             1,519,250
--------------------------------------------------------------------------------
Media-2.5%
Central Newspapers,Inc.,Cl.A                        24,200               742,637
--------------------------------------------------------------------------------
Deluxe Corp.                                        41,700             1,050,319
--------------------------------------------------------------------------------
Gannett Co.,Inc.                                    83,000             5,301,625
--------------------------------------------------------------------------------
Knight-Ridder,Inc.                                  50,100             2,458,031
                                                                     -----------
                                                                       9,552,612

--------------------------------------------------------------------------------
Retail: General-1.3%
Family Dollar Stores,Inc.                           15,900               303,094
--------------------------------------------------------------------------------
Federated Department Stores,Inc.2                   35,300             1,200,200
--------------------------------------------------------------------------------
May Department Stores Co.                           51,800             1,424,500
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                 58,000             2,124,250
                                                                     -----------
                                                                       5,052,044

--------------------------------------------------------------------------------
Retail: Specialty-1.1%
BJ's Wholesale Club,Inc.2                           22,500               797,344
--------------------------------------------------------------------------------
Ross Stores,Inc.                                    17,000               352,750
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                57,500             1,430,312
--------------------------------------------------------------------------------
Tandy Corp.                                         28,800             1,641,600
                                                                     -----------
                                                                       4,222,006

10 OPPENHEIMER DISCIPLINED VALUE FUND

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings-0.9%
Jones Apparel Group,Inc.2                           16,300           $   483,906
--------------------------------------------------------------------------------
Liz Claiborne,Inc.                                  22,300             1,032,769
--------------------------------------------------------------------------------
Shaw Industries,Inc.                               120,600             1,906,987
                                                                     -----------
                                                                       3,423,662

--------------------------------------------------------------------------------
Consumer Staples-6.8%
--------------------------------------------------------------------------------
Beverages-1.4%
Adolph Coors Co.,Cl.B                               32,100             1,637,100
--------------------------------------------------------------------------------
Anheuser-Busch Cos.,Inc.                            55,600             3,923,275
                                                                     -----------
                                                                       5,560,375

--------------------------------------------------------------------------------
Entertainment-1.6%
Brinker International,Inc.2                         50,800             1,619,250
--------------------------------------------------------------------------------
Darden Restaurants,Inc.                             48,800               899,750
--------------------------------------------------------------------------------
McDonald's Corp.                                    27,700             1,056,062
--------------------------------------------------------------------------------
Outback Steakhouse,Inc.2                            43,400             1,421,350
--------------------------------------------------------------------------------
Wendy's International,Inc.                          48,200             1,078,475
                                                                     -----------
                                                                       6,074,887

--------------------------------------------------------------------------------
Food-1.9%
Bestfoods                                           37,200             1,869,300
--------------------------------------------------------------------------------
ConAgra,Inc.                                        47,400               894,675
--------------------------------------------------------------------------------
Hormel Foods Corp.                                  47,800               728,950
--------------------------------------------------------------------------------
IBP,Inc.                                           112,300             1,852,950
--------------------------------------------------------------------------------
International Home Foods,Inc.2                      61,400               894,137
--------------------------------------------------------------------------------
Keebler Foods Co.                                   35,600             1,119,175
                                                                     -----------
                                                                       7,359,187

--------------------------------------------------------------------------------
Food & Drug Retailers-0.4%
SUPERVALU,Inc.                                      72,900             1,508,119
--------------------------------------------------------------------------------
Household Goods-1.5%
Kimberly-Clark Corp.                               103,000             5,980,437
--------------------------------------------------------------------------------
Energy-10.0%
--------------------------------------------------------------------------------
Energy Services-1.9%
Anadarko Petroleum Corp.                            43,400             1,885,187
--------------------------------------------------------------------------------
ENSCO International,Inc.                            75,800             2,515,612
--------------------------------------------------------------------------------
Global Marine,Inc.2                                126,100             3,026,400
                                                                     -----------
                                                                       7,427,199

--------------------------------------------------------------------------------
Oil: Domestic-4.9%
Apache Corp.                                        20,800             1,007,500
--------------------------------------------------------------------------------
Burlington Resources,Inc.                           32,500             1,277,656
--------------------------------------------------------------------------------
Conoco,Inc.,Cl.A                                    83,400             1,985,962
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  146,618            11,390,386

11 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Oil: Domestic Continued
Murphy Oil Corp.                                    23,600           $ 1,392,400
--------------------------------------------------------------------------------
Texaco,Inc.                                         42,800             2,118,600
                                                                     -----------
                                                                      19,172,504

--------------------------------------------------------------------------------
Oil: International-3.2%
BP Amoco plc,ADR                                   107,100             5,462,100
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                73,600             4,222,800
--------------------------------------------------------------------------------
Total Fina Elf SA,Sponsored ADR                     37,700             2,851,062
                                                                     -----------
                                                                      12,535,962

--------------------------------------------------------------------------------
Financial-18.6%
--------------------------------------------------------------------------------
Banks-3.4%
Bank of America Corp.                               34,900             1,710,100
--------------------------------------------------------------------------------
Bank of NewYork Co.,Inc.(The)                       41,800             1,716,413
--------------------------------------------------------------------------------
Chase Manhattan Corp.                               20,400             1,470,075
--------------------------------------------------------------------------------
Mellon Financial Corp.                              44,800             1,439,200
--------------------------------------------------------------------------------
PNC Financial Services Group                        38,500             1,679,563
--------------------------------------------------------------------------------
Roslyn Bancorp,Inc.                                 28,800               489,600
--------------------------------------------------------------------------------
UnionBanCal Corp.                                   22,700               628,506
--------------------------------------------------------------------------------
Wachovia Corp.                                      15,600               977,925
--------------------------------------------------------------------------------
Wells Fargo Co.                                     73,500             3,018,094
                                                                     -----------
                                                                      13,129,476

--------------------------------------------------------------------------------
Diversified Financial-5.2%
AMBAC Financial Group,Inc.                          21,300             1,022,400
--------------------------------------------------------------------------------
American Express Co.                                 6,000               900,375
--------------------------------------------------------------------------------
Citigroup,Inc.                                     125,000             7,429,688
--------------------------------------------------------------------------------
Fannie Mae                                          33,700             2,032,531
--------------------------------------------------------------------------------
Freddie Mac                                         21,600               992,250
--------------------------------------------------------------------------------
Goldman Sachs Group,Inc.(The)                       17,700             1,650,525
--------------------------------------------------------------------------------
John Hancock Financial Services,Inc.2               67,700             1,235,525
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                    29,300             2,248,775
--------------------------------------------------------------------------------
Nationwide Financial Services,Inc.,Cl.A             22,200               618,825
--------------------------------------------------------------------------------
PMI Group,Inc.(The)                                 43,800             2,121,563
                                                                     -----------
                                                                      20,252,457

--------------------------------------------------------------------------------
Insurance-10.0%
ACE Ltd.                                           101,800             2,436,838
--------------------------------------------------------------------------------
Allmerica Financial Corp.                           15,400               833,525
--------------------------------------------------------------------------------
Allstate Corp.                                      95,300             2,251,463
--------------------------------------------------------------------------------
American General Corp.                              16,500               924,000
--------------------------------------------------------------------------------
American International Group,Inc.                   33,400             3,663,563
--------------------------------------------------------------------------------
AXA Financial,Inc.                                  46,800             1,526,850

12 OPPENHEIMER DISCIPLINED VALUE FUND

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Insurance Continued
Chubb Corp.                                         46,300           $ 2,945,838
--------------------------------------------------------------------------------
Cigna Corp.                                         76,800             6,124,800
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                               53,700             3,574,406
--------------------------------------------------------------------------------
Lincoln National Corp.                              81,100             2,823,294
--------------------------------------------------------------------------------
Manulife Financial Corp.                            71,100             1,115,381
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                         22,400             2,207,800
--------------------------------------------------------------------------------
MetLife, Inc.2                                      72,300             1,197,469
--------------------------------------------------------------------------------
Radian Group, Inc.                                  43,900             2,236,156
--------------------------------------------------------------------------------
St.Paul Cos., Inc.                                  28,400             1,011,750
--------------------------------------------------------------------------------
XL Capital Ltd., Cl.A                               85,100             4,052,888
                                                                     -----------
                                                                      38,926,021

--------------------------------------------------------------------------------
Healthcare-1.4%
--------------------------------------------------------------------------------
Healthcare/Drugs-1.0%
UnitedHealth Group, Inc.                            58,100             3,874,544
--------------------------------------------------------------------------------
Healthcare/Supplies & Services-0.4%
Columbia/HCA Healthcare Corp.                       50,300             1,430,406
--------------------------------------------------------------------------------
Technology-16.1%
--------------------------------------------------------------------------------
Computer Hardware-5.4%
Apple Computer, Inc.2                               51,900             6,438,844
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                 30,900             4,171,500
--------------------------------------------------------------------------------
International Business Machines Corp.               52,200             5,826,825
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl.A2            36,900             4,354,200
                                                                     -----------
                                                                      20,791,369

--------------------------------------------------------------------------------
Computer Services-1.3%
First Data Corp.                                   101,000             4,917,438
--------------------------------------------------------------------------------
Computer Software-1.3%
Computer Associates International, Inc.             44,100             2,461,331
--------------------------------------------------------------------------------
Symantec Corp.2                                     38,800             2,422,575
                                                                     -----------
                                                                       4,883,906

--------------------------------------------------------------------------------
Communications Equipment-0.7%
ADC Telecommunications, Inc.2                       41,700             2,533,275
--------------------------------------------------------------------------------
Electronics-7.3%
Advanced Micro Devices, Inc.2                       25,200             2,211,300
--------------------------------------------------------------------------------
Atmel Corp.2                                         9,700               474,694
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.2                        36,200             1,880,138
--------------------------------------------------------------------------------
Dallas Semiconductor Corp.                          83,200             3,572,400
--------------------------------------------------------------------------------
Intel Corp.                                         24,500             3,106,906
--------------------------------------------------------------------------------
National Semiconductor Corp.2                       91,000             5,528,250
--------------------------------------------------------------------------------
Novellus Systems, Inc.2                             50,300             3,354,381
--------------------------------------------------------------------------------
Teradyne, Inc.2                                     53,500             5,885,000
--------------------------------------------------------------------------------
Zebra Technologies Corp., Cl.A2                     39,100             2,228,700
                                                                     -----------
                                                                      28,241,769

13 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                    Shares            See Note 1
--------------------------------------------------------------------------------
Photography-0.1%
Polaroid Corp.                                      29,200           $   589,475
--------------------------------------------------------------------------------
Transportation-1.4%
--------------------------------------------------------------------------------
Air Transportation-0.7%
Delta Air Lines, Inc.                               50,100             2,642,775
--------------------------------------------------------------------------------
Railroads & Truckers-0.7%
Union Pacific Corp.                                 68,100             2,868,713
--------------------------------------------------------------------------------
Utilities-7.1%
--------------------------------------------------------------------------------
Electric Utilities-6.1%
Carolina Power & Light Co.                          36,200             1,323,563
--------------------------------------------------------------------------------
Conectiv,Inc.                                       66,800             1,185,700
--------------------------------------------------------------------------------
Duke Energy Corp.                                   86,000             4,945,000
--------------------------------------------------------------------------------
FPL Group, Inc.                                     57,800             2,611,838
--------------------------------------------------------------------------------
Montana Power Co.                                   88,800             3,912,750
--------------------------------------------------------------------------------
Potomac Electric Power Co.                          28,600               670,313
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.               73,600             2,640,400
--------------------------------------------------------------------------------
Reliant Energy, Inc.                               171,800             4,574,175
--------------------------------------------------------------------------------
Texas Utilities Co.                                 59,800             2,014,513
                                                                     -----------
                                                                      23,878,252

--------------------------------------------------------------------------------
Gas Utilities-1.0%
El Paso Energy Corp.                                70,400             2,992,000
--------------------------------------------------------------------------------
NICOR, Inc.                                         29,100               985,763
                                                                     -----------
                                                                       3,977,763
                                                                     -----------
Total Common Stocks (Cost $345,888,710)                              357,892,274

                                                     Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates-0.0%
Concentric Network Corp. Wts., Exp. 12/15/073          100                47,012
--------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts.,
Exp. 12/12/013                                         333                   117
--------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts.,
Exp.6/1/00                                              50                 7,609
--------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts.,
Exp.6/1/064                                            500                42,500
--------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/1/073          344                55,040
--------------------------------------------------------------------------------
Signature Brands USA, Inc. Wts., Exp. 8/15/023          50                 1,006
                                                                     -----------
Total Rights, Warrants and Certificates (Cost $7,533)                    153,284

14 OPPENHEIMER DISCIPLINED VALUE FUND

                                                                            Principal   Market Value
                                                                               Amount     See Note 1
----------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes-0.0%
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01 2,5
(Cost $46,270)                                                            $    50,000   $         --
----------------------------------------------------------------------------------------------------
Short-Term Notes-4.1%
Federal Home Loan Bank, 5.88%, 5/1/00 (Cost $15,800,000)                   15,800,000     15,800,000
----------------------------------------------------------------------------------------------------
Repurchase Agreements-4.5%
Repurchase agreement with Zion First National Bank, 5.70%,
dated 4/28/00, to be repurchased at $17,308,218 on 5/1/00, collateralized by U.S.Treasury Bonds, 6.50%-12.75%, 11/15/10-11/15/26, with a value of $10,430,864 and U.S. Treasury Nts., 4.50%-7%, 8/31/00-7/15/06,
with a value of $7,257,875 (Cost $17,300,000)                              17,300,000     17,300,000
----------------------------------------------------------------------------------------------------
Total Investments,at Value (Cost $379,042,513)                                  100.8%   391,145,558
----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.8)    (2,922,852)
                                                                          --------------------------
Net Assets                                                                      100.0%  $388,222,706
                                                                          ==========================

Footnotes to Statement of Investments

1. Securities with an aggregate market value of $40,579 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts.See Note 5 of Notes to Financial Statements.
2. Non-income-producing security.
3. Identifies issues considered to be illiquid or restricted-See Note 6 of Notes to Financial Statements.
4. Represents a security sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $42,500 or 0.01% of the Fund's net assets as of April 30, 2000.
5. Issuer is in default.

See accompanying Notes to Financial Statements.

15 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

April 30, 2000
-------------------------------------------------------------------------------------
Assets
Investments, at value (cost $379,042,513)-see accompanying statement    $ 391,145,558
-------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                              715,017
Interest and dividends                                                        252,574
Shares of capital stock sold                                                  159,638
Other                                                                          26,229
                                                                         ------------
Total assets                                                              392,299,016
-------------------------------------------------------------------------------------
Liabilities

Bank overdraft                                                                157,078
-------------------------------------------------------------------------------------
Payables and other
liabilities:
Investments purchased                                                       2,100,742
Shares of capital stock redeemed                                            1,147,731
Transfer and shareholder servicing agent fees                                 248,936
Directors' compensation                                                        99,486
Daily variation on futures contracts                                           85,775
Distribution and service plan fees                                             61,231
Other                                                                         175,331
                                                                        -------------
Total liabilities                                                           4,076,310
-------------------------------------------------------------------------------------
Net Assets                                                              $ 388,222,706
                                                                        =============
-------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital stock                                    $      21,893
-------------------------------------------------------------------------------------
Additional paid-in capital                                                385,630,502
-------------------------------------------------------------------------------------
Undistributed net investment income                                         1,360,890
-------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                  (11,776,048)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 12,985,469
                                                                        -------------
Net Assets                                                              $ 388,222,706
                                                                        =============
-------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$214,572,906 and 12,092,964 shares of capital stock outstanding)               $17.74
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                    $18.82
-------------------------------------------------------------------------------------
Class B Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $78,593,038 and 4,432,341 shares of capital stock outstanding)       $17.73
-------------------------------------------------------------------------------------
Class C Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $13,511,527 and 772,063 shares of capital stock outstanding)         $17.50
-------------------------------------------------------------------------------------
Class Y Shares:
Net asset value,redemption price and offering price per share (based on net assets of $81,545,235 and 4,595,693 shares of capital stock
outstanding)                                                                   $17.74

See accompanying Notes to Financial Statements.

16 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30,2000
-------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign withholding taxes of $3,373)              $ 3,558,608
-------------------------------------------------------------------------------
Interest                                                                864,097
                                                                    -----------
Total income                                                          4,422,705
-------------------------------------------------------------------------------
Expenses
Management fees                                                       1,277,813
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 317,840
Class B                                                                 430,606
Class C                                                                  61,434
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 419,493
Class B                                                                 140,702
Class C                                                                  20,107
Class Y                                                                 121,057
-------------------------------------------------------------------------------
Directors' compensation                                                  22,715
-------------------------------------------------------------------------------
Accounting service fees                                                   7,500
-------------------------------------------------------------------------------
Custodian fees and expenses                                               7,369
-------------------------------------------------------------------------------
Other                                                                   122,066
                                                                    -----------
Total expenses                                                        2,948,702
Less expenses paid indirectly                                            (3,681)
                                                                    -----------
Net expenses                                                          2,945,021
-------------------------------------------------------------------------------
Net Investment Income                                                 1,477,684
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                          (8,648,176)
Closing of futures contracts                                           (821,699)
                                                                    -----------
Net realized loss                                                    (9,469,875)
-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments  6,984,824
                                                                    -----------
Net realized and unrealized loss                                     (2,485,051)
-------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                $(1,007,367)
                                                                    ===========

See accompanying Notes to Financial Statements.

17 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                               Ended
                                                                           April 30,      Year Ended
                                                                                2000     October 31,
                                                                         (Unaudited)            1999
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $  1,477,684    $  3,794,053
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                  (9,469,875)     81,509,276
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                      6,984,824     (52,160,614)
                                                                        ----------------------------
Net increase (decrease) in net assets resulting from operations           (1,007,367)    33,142,715
----------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                   (2,996,628)     (3,566,570)
Class B                                                                           --        (140,802)
Class C                                                                           --         (19,197)
Class Y                                                                     (789,687)     (1,509,823)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (55,606,158)    (18,351,792)
Class B                                                                  (14,307,623)     (5,096,352)
Class C                                                                   (2,028,737)       (726,632)
Class Y                                                                  (11,069,300)     (5,276,985)
----------------------------------------------------------------------------------------------------
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                                 (116,843,500)    (61,766,766)
Class B                                                                   (9,639,261)    (19,938,207)
Class C                                                                      947,268      (3,572,259)
Class Y                                                                   15,191,943     (61,262,769)
----------------------------------------------------------------------------------------------------
Net Assets
Total decrease                                                          (198,149,050)   (148,085,439)
----------------------------------------------------------------------------------------------------
Beginning of period                                                      586,371,756     734,457,195
                                                                        ----------------------------
End of period (including undistributed net investment
income of $1,360,890 and $3,669,521, respectively)                      $388,222,706    $586,371,756
                                                                        ============================

See accompanying Notes to Financial Statements.

18 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             Six Months                                        Year       Year
                                                  Ended                                       Ended      Ended
                                         April 30, 2000                                     Oct.31,    Dec.31,
Class A                                     (Unaudited)       1999       1998       1997     1996 1       1995
--------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period             $20.69     $20.91     $23.31     $19.65     $17.84     $14.20
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .10        .17        .16        .23        .15        .25
Net realized and unrealized gain                    .09        .64        .32       4.91       1.88       4.88
                                               ---------------------------------------------------------------
Total income from investment operations             .19        .81        .48       5.14       2.03       5.13
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.16)      (.17)      (.12)      (.07)      (.10)      (.25)
Distributions from net realized gain              (2.98)      (.86)     (2.76)     (1.41)      (.12)     (1.24)
                                               ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (3.14)     (1.03)     (2.88)     (1.48)      (.22)     (1.49)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $17.74     $20.69     $20.91     $23.31     $19.65     $17.84
                                               ===============================================================
--------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                 1.28%      3.60%      2.24%     27.60%     11.41%     36.40%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $214,573   $392,483   $456,264   $371,810   $180,784   $118,118
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $268,310   $448,884   $442,138   $234,314   $135,940   $ 98,063
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              0.83%      0.68%      0.84%      1.05%      1.01%      1.53%
Expenses                                           1.20%      1.02%      0.98% 5    1.07% 5    1.13% 5    1.22% 5
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                            32%       135%       106%       103%        74%        70%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $132,703,171 and $335,371,112, respectively.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                             Six Months                                        Year       Year
                                                  Ended                                       Ended      Ended
                                          April 30,2000                                     Oct.31,    Dec.31,
Class B                                     (Unaudited)       1999       1998       1997     1996 1     1995 1
--------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value,beginning of period              $20.58     $20.83     $23.32     $19.77     $18.08     $17.83
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.01)      (.03)       .02        .09        .05        .02
Net realized and unrealized gain                    .14        .66        .30       4.91       1.83       1.40
                                               ---------------------------------------------------------------
Total income from investment
operations                                          .13        .63        .32       5.00       1.88       1.42
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --       (.02)      (.05)      (.04)      (.07)      (.02)
Distributions from net realized gain              (2.98)      (.86)     (2.76)     (1.41)      (.12)     (1.15)
--------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (2.98)      (.88)     (2.81)     (1.45)      (.19)     (1.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $17.73     $20.58     $20.83     $23.32     $19.77     $18.08
                                               ===============================================================
--------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 4                 0.93%      2.79%      1.47%     26.61%     10.43%      8.04%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $78,593   $102,736   $123,260    $83,291     $5,854       $717
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $86,372   $123,616   $110,240    $30,019     $2,903       $306
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       0.00%     (0.08)%     0.08%      0.22%      0.22%      0.21%
Expenses                                           1.98%      1.77%      1.73% 6    1.84% 6    1.88% 6    1.97% 6
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 7                            32%       135%       106%       103%        74%        70%

1. For the ten months ended October 31,1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from October 2, 1995 (inception of offering) to December
31, 1995.
3. Per share amounts calculated based on the average shares outstanding during the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $132,703,171 and $335,371,112, respectively.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER DISCIPLINED VALUE FUND

                                                        Six Months                                        Year
                                                             Ended                                       Ended
                                                    April 30, 2000                                    Oct. 31,
Class C                                                (Unaudited)       1999       1998       1997     1996 1
--------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $20.35     $20.60     $23.07     $19.57     $18.79
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    --       (.02)       .01        .10 2      .06
Net realized and unrealized gain                               .13        .65        .31       4.85 2      .94
                                                       -------------------------------------------------------
Total income from investment operations                        .13        .63        .32       4.95       1.00
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --       (.02)      (.03)      (.04)      (.10)
Distributions from net realized gain                         (2.98)      (.86)     (2.76)     (1.41)      (.12)
                                                       -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (2.98)      (.88)     (2.79)     (1.45)      (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $17.50     $20.35     $20.60     $23.07     $19.57
                                                       =======================================================
==============================================================================================================
Total Return, at Net Asset Value3                             0.95%      2.82%      1.47%     26.64%      5.35%
==============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $13,512    $14,582    $18,204    $10,243       $715
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $12,336    $17,746    $15,355    $ 4,477       $342
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                 (0.02)%    (0.07)%     0.06%      0.17%      0.04%
Expenses                                                      1.98%      1.77%      1.73% 5    1.86% 5    1.87% 5
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                       32%       135%       106%       103%        74%

1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $132,703,171 and $335,371,112, respectively.

See accompanying Notes to Financial Statements.

21 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                        Six Months                             Year
                                                             Ended                            Ended
                                                    April 30, 2000                         Oct. 31,
Class Y                                                 (Unaudited)      1999       1998     1997 1
---------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $20.72     $20.97     $23.34     $20.31
---------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                          .09        .22        .22        .31 2
Net realized and unrealized gain                               .12        .64        .34       4.20 2
                                                       --------------------------------------------
Total income from investment operations                        .21        .86        .56       4.51
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.21)      (.25)      (.17)      (.07)
Distributions from net realized gain                         (2.98)      (.86)     (2.76)     (1.41)
                                                       --------------------------------------------
Total dividends and/or distributions
to shareholders                                              (3.19)     (1.11)     (2.93)     (1.48)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                              $17.74     $20.72     $20.97     $23.34
                                                       ============================================
===================================================================================================
Total Return, at Net Asset Value3                             1.41%      3.81%      2.63%     23.62%

===================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $81,545    $76,571   $136,729    $90,994
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $75,633    $95,765   $118,010    $51,775
---------------------------------------------------------------------------------------------------
Ratios to average net assets:4
Net investment income                                         0.98%      0.90%      1.19%      1.21%
Expenses                                                      0.98%      0.76%      0.62% 5    0.78% 5
---------------------------------------------------------------------------------------------------
Portfolio turnover rate6                                        32%       135%       106%       103%

1. For the period from December 16, 1996 (inception of offering) to October
31, 1997.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $132,703,171 and $335,371,112, respectively.

See accompanying Notes to Financial Statements.

22 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Disciplined Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.




23 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2000, a provision of $10,049 was made for the Fund's projected benefit obligations and payments of $3,499 were made to retired directors, resulting in an accumulated liability of $98,548 as of April 30, 2000.
     The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan,the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



24 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to share-holders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




25 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 500 million of $0.001 par value shares of capital stock of each class. Transactions in shares of capital stock were as follows:

                               Six Months Ended April 30,2000      Year Ended October 31,1999
                                   Shares              Amount       Shares             Amount
---------------------------------------------------------------------------------------------
Class A
Sold                            1,258,777       $  22,299,483    2,041,059      $  44,361,122
Dividends and/or
distributions reinvested        2,212,145          38,402,834      978,744         21,317,077
Redeemed                      (10,349,190)       (177,545,817)  (5,865,300)      (127,444,965)
                              ---------------------------------------------------------------
Net decrease                   (6,878,268)      $(116,843,500)  (2,845,497)     $ (61,766,766)
                              ===============================================================
---------------------------------------------------------------------------------------------
Class B
Sold                              625,802       $  11,011,616    1,150,666      $  24,923,987
Dividends and/or
distributions reinvested          782,878          13,622,641      231,740          5,051,920
Redeemed                       (1,967,746)        (34,273,518)  (2,308,042)       (49,914,114)
                              ---------------------------------------------------------------
Net decrease                     (559,066)      $  (9,639,261)    (925,636)     $ (19,938,207)
                              ===============================================================
---------------------------------------------------------------------------------------------
Class C
Sold                              279,473       $   4,883,758      205,937      $   4,440,151
Dividends and/or
distributions reinvested          110,343           1,894,598       33,679            725,793
Redeemed                         (334,380)         (5,831,088)    (406,670)        (8,738,203)
                              ---------------------------------------------------------------
Net increase (decrease)            55,436       $     947,268     (167,054)     $  (3,572,259)
                              ===============================================================
---------------------------------------------------------------------------------------------
Class Y
Sold                              956,178       $  16,311,426    1,062,529      $  22,726,365
Dividends and/or
distributions reinvested          683,909          11,858,987      311,751          6,786,808
Redeemed                         (740,485)        (12,978,470)  (4,199,901)       (90,775,942)
                              ---------------------------------------------------------------
Net increase (decrease)           899,602       $  15,191,943   (2,825,621)     $ (61,262,769)
                              ===============================================================
---------------------------------------------------------------------------------------------

3. Unrealized Gains and Losses on Securities
As of April 30, 2000, net unrealized appreciation on securities of $12,103,045 was composed of gross appreciation of $41,887,551, and gross depreciation of $29,784,506.




26 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for six months ended April 30, 2000, was 0.58% of the average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. 0FS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate         Class A   Commissions   Commissions   Commissions
                      Front-End       Front-End    on Class A    on Class B    on Class C
                  Sales Charges   Sales Charges        Shares        Shares        Shares
                     on Class A     Retained by   Advanced by   Advanced by   Advanced by
Six Months Ended         Shares     Distributor   Distributor1  Distributor1  Distributor1
-----------------------------------------------------------------------------------------
April 30,2000          $212,098        $106,967       $29,295      $225,734       $16,120

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                   Class A                   Class B                   Class C
                       Contingent Deferred       Contingent Deferred       Contingent Deferred
                             Sales Charges             Sales Charges             Sales Charges
Six Months Ended   Retained by Distributor   Retained by Distributor   Retained by Distributor
----------------------------------------------------------------------------------------------
April 30,2000                       $3,376                  $164,784                    $2,575

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended




27 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates Continued

April 30, 2000, payments under the Class A plan totaled $317,840, all of which was paid by the Distributor to recipients. That included $174,123 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended April 30, 2000, were as follows:

                                                           Distributor's   Distributor's
                                                               Aggregate    Unreimbursed
                                                            Unreimbursed   Expenses as %
                        Total Payments   Amount Retained        Expenses   of Net Assets
                            Under Plan    by Distributor      Under Plan        of Class
----------------------------------------------------------------------------------------
Class B Plan                  $430,606          $343,547      $2,625,549            3.34%
Class C Plan                    61,434            13,414         242,491            1.79
========================================================================================

5. Futures Contracts

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.




28 OPPENHEIMER DISCIPLINED VALUE FUND

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2000, the Fund had outstanding futures contracts as follows:

                              Expiration   Number of   Valuation as of     Unrealized
Contract Description                Date   Contracts    April 30, 2000   Appreciation
-------------------------------------------------------------------------------------
Contracts to Purchase
Standard & Poor's 500 Index      6/15/00          47       $17,155,000       $882,424
=====================================================================================

6. Illiquid Securities
As of April 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of April 30, 2000, was $103,175, which represents 0.03% of the Fund's net assets.
--------------------------------------------------------------------------------
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended April 30, 2000.




29 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

OPPENHEIMER DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------

A Series of Oppenheimer Series Fund, Inc.
================================================================================
Officers and Directors  Leon Levy, Chairman of the Board of Directors
                        Donald W. Spiro, Vice Chairman of the Board of Directors Bridget A. Macaskill,Director and President
                        Robert G. Galli, Director
                        Phillip A. Griffiths, Director
                        Benjamin Lipstein, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Clayton K. Yeutter, Director
                        Peter M. Antos, Vice President
                        Michael C. Strathearn, Vice President
                        Kenneth B. White, Vice President
                        Andrew J. Donohue, Secretary
                        Brian W. Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor      OppenheimerFunds, Inc.

================================================================================
Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of            The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors    KPMG LLP

================================================================================
Legal Counsel           Mayer, Brown & Platt

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer Disciplined Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Value Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                        Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. Two World Trade Center, New York, NY 10048-0203



                        (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


30 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

================================================================================================
Global Equity
                        Developing Markets Fund            Global Fund
                        International Small Company Fund   Quest Global Value Fund+
                        Europe Fund                        Global Growth & Income Fund
                        International Growth Fund
================================================================================================
Equity
                        Stock                              Stock & Bond
                        Enterprise Fund 1                  Main Street Growth & Income Fund
                        Discovery Fund                     Quest Opportunity Value Fund
                        Main Street Small Cap Fund         Total Return Fund
                        Quest Small Cap Value Fund         Quest Balanced Value Fund
                        MidCap Fund                        Capital Income Fund 2
                        Capital Appreciation Fund          Multiple Strategies Fund
                        Growth Fund                        Disciplined Allocation Fund
                        Disciplined Value Fund             Convertible Securities Fund
                        Quest Value Fund
                        Trinity Growth Fund                Specialty
                        Trinity Core Fund                  Real Asset Fund
                        Trinity Value Fund                 Gold & Special Minerals Fund
================================================================================================
Fixed Income
                        Taxable                            Municipal
                        International Bond Fund            California Municipal Fund
                        World Bond Fund                    Main Street California Municipal Fund
                        High Yield Fund                    Florida Municipal Fund 3
                        Champion Income Fund               New Jersey Municipal Fund 3
                        Strategic Income Fund              New York Municipal Fund 3
                        Bond Fund                          Pennsylvania Municipal Fund 3
                        Senior Floating Rate Fund          Municipal Bond Fund
                        U.S. Government Trust              Insured Municipal Fund
                        Limited-Term Government Fund       Intermediate Municipal Fund

                                                           Rochester Division
                                                           Rochester Fund Municipals
                                                           Limited Term New York Municipal Fund
================================================================================================
Money Market 4
                        Money Market Fund                  Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


31 OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols Class A: CGRWX Class B: CGRBX Class C: CGRCX Class Y: CGRYX
--------------------------------------------------------------------------------
1. At times this website may be inaccessible or its transaction feature maybe unavailable.


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